Equity Method Investments	6 Months Ended
Jun. 30, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
Equity Method Investments
The following table provides a summary of changes in our equity method investments:

Carrying Value
(in thousands)
Balance as of December 31, 2011	$2,270
Impairment of equity method investment	(317)
Share of income from equity method investments	256
Adjustments related to acquisition of CASEE	(1,981)
Foreign exchange differences	53
Balance as of June 30, 2012	$281